Goodwill and Intangible Assets - Summary of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Intangible Liability Disclosure [Abstract]
2015	$ 441
2016	378
2017	314
2018	251
2019	187
Thereafter	186
Total	$ 1,757